Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	December 31
	2020	2021
	NT$	NT$
	(In Millions)
Cash
Cash on hand	$487	$440
Bank deposits	10,961	15,647
	11,448	16,087
Cash equivalents (with maturities of less than three months)
Commercial papers	$14,061	$13,530
Negotiable certificates of deposit	2,600	7,500
Time deposits	2,308	2,657
Stimulus vouchers	3	5
	18,972	23,692
	$30,420	$39,779

Annual Yield Rates of Bank Deposits, Commercial Paper, Negotiable Certificates of Deposit and Time Deposits and Repurchase Agreements Collateralized by Bonds

The annual yield rates of bank deposits, commercial papers, negotiable certificates of deposit and time deposits as of balance sheet dates were as follows:

December 31
	2020	2021
Bank deposits	0.00%-0.40%	0.00%-0.45%
Commercial papers	0.14%-0.26%	0.17%-0.30%
Negotiable certificates of deposit	0.24%-0.30%	0.27%-0.30%
Time deposits	0.10%-3.60%	0.01%-3.60%